Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Foreign Currency Translation Reserve [Member]	Non - Controlling Interest [Member]	Total
Balance at Dec. 31, 2017	$ 3,625	$ 100,353	$ (113,866)			$ (9,888)
Net loss			(89,455)			(89,455)
Foreign currency translation adjustment				(194)		(194)
Total comprehensive loss			(89,455)	(194)		(89,649)
Contributions by and distributions to owners, Additional paid-in capital		100,000				100,000
Balance at Dec. 31, 2018	3,625	200,353	(203,321)	(194)		463
Net loss			(83,588)			(83,588)
Foreign currency translation adjustment				515		515
Total comprehensive loss			(83,588)	515		(83,073)
Balance at Jun. 30, 2019	3,625	200,353	(286,909)	321		(82,610)
Balance at Dec. 31, 2018	3,625	200,353	(203,321)	(194)		463
Net loss			(279,526)		(5,129)	(284,655)
Foreign currency translation adjustment				(1,517)	(358)	(1,875)
Total comprehensive loss			(279,526)	(1,517)	(5,487)	(286,530)
Contributions by and distributions to owners, Non-controlling interest arising from acquisition of subsidiary during the year					(12,380)	(12,380)
Balance at Dec. 31, 2019	3,625	200,353	(482,847)	(1,711)	(17,867)	(298,447)
Net loss			(266,344)		(20,479)	(286,823)
Foreign currency translation adjustment				7,270	1,525	8,795
Total comprehensive loss			(266,344)	7,270	(18,954)	(278,028)
Balance at Jun. 30, 2020	$ 3,625	$ 200,353	$ (749,191)	$ (5,559)	$ (36,821)	$ (576,475)